Other Payables and Accruals	12 Months Ended
Dec. 31, 2017
Other Payables and Accruals
Other Payables and Accruals

7. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of December 31,
	2016	2017
Unearned revenue	22,534	20,167
Accrued legal and professional fees	213	597
Accrued crew costs	3,118	2,076
Accrued off-hire	194	1,692
Accrued purchases	1,504	1,580
Accrued interest	11,243	11,465
Accrued board of directors fees	188	188
Accrued cash distributions	—	179
Other payables and accruals	1,111	1,311

Total	40,105	39,255

The unearned revenue of $20,167 represents monthly charter hires received in advance as of December 31, 2017 relating to January 2018 (December 31, 2016: $22,534).